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                                                   -----------------------------
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                                                   hours per response: 20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-05646
                                   -----------------------------------


                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 40 William Street, Suite 100     Wellesley, Massachusetts         02481
--------------------------------------------------------------------------------
           (Address of principal executive offices)             (Zip code)


                            Nicole M. Tremblay, Esq.


 Weston Financial Group, Inc. 40 William Street Wellesley, Massachusetts 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (781) 235-7055
                                                     ----------------------


Date of fiscal year end:         October 31, 2005
                          -----------------------------------


Date of reporting period:       July 31, 2005
                          -----------------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

NEW CENTURY CAPITAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

JULY 31, 2005 (UNAUDITED)

================================================================================
INVESTMENT COMPANIES -- 99.6%                          SHARES        VALUE
--------------------------------------------------------------------------------

GROWTH AND INCOME FUNDS -- 34.1%
  Fidelity Select Utilities Growth                       66,093     $2,902,146
  Hotchkis & Wiley Large Cap Value - Class A            381,264      9,165,575
  iShares Dow Jones Select Dividend Index               137,100      8,759,319
  iShares Dow Jones U.S. Energy Sector Index             33,000      2,700,060
  iShares Russell 1000 Value Index                       14,800      1,015,576
  iShares S&P 500 Index                                  17,350      2,147,583
  iShares S&P MidCap 400/BARRA Value Index               73,000      5,131,900
  Powershares Dynamic Market                             74,200      3,283,350
  Vanguard 500 Index - Investor Shares                   34,002      3,872,201
                                                                  ------------
                                                                    38,977,710
                                                                  ------------
GROWTH FUNDS -- 33.7%
  American Funds AMCAP - Class A                        217,282      4,087,079
  American Growth Fund of America - Class A             260,249      7,604,465
  Calamos Growth - Class A (a)                          141,042      7,585,230
  Fidelity Capital Appreciation                         233,743      6,240,931
  Goldman Sachs Growth Opportunities - Class A (a)      213,092      4,777,512
  iShares Russell 1000 Growth Index                         235         11,832
  Marsico 21st Century (a)                              574,563      6,831,551
  Wells Fargo Advantage Endeavor Select - Class A (a)   151,264      1,430,957
                                                                  ------------
                                                                    38,569,557
                                                                  ------------
SMALL COMPANY FUNDS -- 18.3%
  Buffalo Small Cap                                      52,442      1,532,894
  FBR Small Cap (a)                                      43,659      1,945,007
  iShares S&P SmallCap 600/BARRA Growth Index            21,700      2,512,209
  iShares S&P SmallCap 600/BARRA Value Index             27,400      1,787,302
  Royce Opportunity - Investor Class (a)                412,915      5,669,321
  William Blair Small Cap Growth - Class I (a)          282,544      7,478,956
                                                                  ------------
                                                                    20,925,689
                                                                  ------------
FOREIGN STOCK FUNDS -- 13.5%
  Dodge & Cox International Stock                        93,583      3,002,137
  Fidelity Japan Small Companies                         20,473        266,554
  iShares MSCI EAFE Index                                40,200      2,168,388
  iShares MSCI Emerging Markets Index                    64,900      5,003,790
  Lazard International Small Cap - Investor Shares      148,914      3,018,495
  Tocqueville International Value (The)                 125,587      1,910,179
                                                                  ------------
                                                                    15,369,543
                                                                  ------------

TOTAL INVESTMENT COMPANIES (Cost $89,241,881)                     $113,842,499
                                                                  ------------

NEW CENTURY CAPITAL PORTFOLIO

JULY 31, 2005 (UNAUDITED)

================================================================================
MONEY MARKET SECURITIES -- 0.4%                        SHARES        VALUE
--------------------------------------------------------------------------------

   First American Treasury Obligation - Class A
     (Cost $420,115)                                    420,115   $    420,115
                                                                  ------------

TOTAL INVESTMENTS AT VALUE --100.0%
  (Cost $89,661,996)                                              $114,262,614

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                           39,753
                                                                  ------------

NET ASSETS -- 100.0%                                              $114,302,367
                                                                  ============


(a)  Non-income producing security.


See accompanying notes to portfolio of investments.

NEW CENTURY BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS

JULY 31, 2005 (UNAUDITED)

================================================================================
INVESTMENT COMPANIES -- 100.1%                         SHARES        VALUE
--------------------------------------------------------------------------------

GROWTH AND INCOME FUNDS -- 33.9%
  Dodge & Cox Stock                                      26,987   $  3,620,549
  Fidelity Select Utilities Growth                       51,297      2,252,456
  Hotchkis & Wiley Large Cap Value - Class A            267,561      6,432,174
  iShares Dow Jones Select Dividend Index                90,600      5,788,434
  iShares Dow Jones U.S. Energy Sector Index             12,300      1,006,386
  iShares Russell 1000 Value Index                          200         13,724
  iShares S&P 500 Index                                  37,600      4,654,128
  iShares S&P MidCap 400/BARRA Value Index                9,000        632,700
  Powershares Dynamic Market                             39,000      1,725,750
  Vanguard 500 Index - Investor Shares                    5,569        634,151
                                                                  ------------
                                                                    26,760,452
                                                                  ------------
GROWTH FUNDS -- 12.3%
  American Funds AMCAP - Class A                        163,557      3,076,515
  Calamos Growth - Class A (a)                           29,047      1,562,163
  Fidelity Capital Appreciation                          54,681      1,459,993
  iShares Russell 1000 Growth Index                         300         15,105
  S&P MidCap 400 Depositary Receipts                     17,580      2,312,298
  Wells Fargo Advantage Endeavor Select - Class A (a)   134,815      1,275,350
                                                                  ------------
                                                                     9,701,424
                                                                  ------------
HIGH YIELD BOND FUNDS -- 11.9%
  Fidelity Advisor High Income Advantage - Class I      486,314      4,712,378
  MainStay High Yield Corporate Bond - Class A          729,083      4,658,838
                                                                  ------------
                                                                     9,371,216
                                                                  ------------
SMALL COMPANY FUNDS -- 11.1%
  FBR Small Cap (a)                                      22,666      1,009,750
  iShares S&P SmallCap 600/BARRA Growth Index            15,400      1,782,858
  iShares S&P SmallCap 600/BARRA Value Index             27,800      1,813,394
  Royce Opportunity - Investor Class (a)                102,269      1,404,154
  William Blair Small Cap Growth - Class I (a)          104,528      2,766,864
                                                                  ------------
                                                                     8,777,020
                                                                  ------------
FOREIGN STOCK FUNDS -- 8.7%
  Dodge & Cox International Stock                        16,512        529,723
  iShares MSCI EAFE Index                                57,300      3,090,762
  Lazard International Small Cap - Investor Shares       52,361      1,061,364
  Tocqueville International Value (The)                 143,495      2,182,557
                                                                  ------------
                                                                     6,864,406
                                                                  ------------
CONVERTIBLE SECURITY FUNDS -- 5.2%
  Davis Appreciation & Income                            80,427      2,282,509
  Franklin Convertible Securities - Class A             106,843      1,805,647
                                                                  ------------
                                                                     4,088,156
                                                                  ------------
CORPORATE BOND FUNDS -- 4.8%
  Loomis Sayles Bond - Institutional Class              276,216      3,797,965
                                                                  ------------

NEW CENTURY BALANCED PORTFOLIO

JULY 31, 2005 (UNAUDITED)

================================================================================
INVESTMENT COMPANIES -- 100.1% (CONTINUED)             SHARES        VALUE
--------------------------------------------------------------------------------

WORLDWIDE BOND FUNDS -- 4.5%
  Loomis Sayles Global Bond - Institutional Class        71,792   $  1,119,243
  PIMCO Foreign Bond - Institutional Class              133,166      1,430,199
  Templeton Global Bond Fund                             93,305        975,974
                                                                  ------------
                                                                     3,525,416
                                                                  ------------
GOVERNMENT BOND FUNDS -- 4.0%
  American Century Target Maturities Trust
    Series 2015 - Investor Class                         41,756      3,158,806
                                                                  ------------

HIGH QUALITY BOND FUNDS -- 3.0%
  Dodge & Cox Income                                    183,927      2,348,746
                                                                  ------------

EMERGING MARKETS FUNDS -- 0.7%
  TCW Galileo Emerging Markets Income - Class I          63,763        515,206
                                                                  ------------

TOTAL INVESTMENT COMPANIES (Cost $66,174,840)                     $ 78,908,813
                                                                  ------------

================================================================================
MONEY MARKET SECURITIES -- 0.3%                        SHARES        VALUE
--------------------------------------------------------------------------------

First American Treasury Obligation - Class A
  (Cost $254,469)                                       254,469   $    254,469
                                                                  ------------

TOTAL INVESTMENTS AT VALUE -- 100.4%
  (Cost $66,429,309)                                              $ 79,163,282

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)                       (294,326)
                                                                  ------------

NET ASSETS -- 100.0%                                              $ 78,868,956
                                                                  ============


(a)  Non-income producing security.


See accompanying notes to portfolio of investments.

NEW CENTURY AGGRESSIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

JULY 31, 2005 (UNAUDITED)

================================================================================
INVESTMENT COMPANIES -- 97.4%                          SHARES        VALUE
--------------------------------------------------------------------------------

SECTOR FUNDS -- 64.0%
  Fidelity Select Medical Delivery (a)                    6,089   $    310,684
  Fidelity Select Wireless (a)                           19,538        129,147
  iShares Dow Jones U.S. Energy Sector Index             11,100        908,202
  iShares Goldman Sachs Natural Resources Index           7,100        573,964
  iShares Goldman Sachs Networking Index (a)             11,100        332,667
  iShares MSCI Emerging Markets Index                     8,700        670,770
  iShares Nasdaq Biotechnology Index (a)                  5,800        440,684
  Technology Select Sector SPDR                          31,800        669,708
                                                                  ------------
                                                                     4,035,826
                                                                  ------------
MID-CAP FUNDS -- 19.8%
  Calamos Growth - Class A (a)                            9,313        500,873
  iShares S&P MidCap 400/BARRA Growth Index               3,000        217,980
  S&P MidCap 400 Depositary Receipts                      4,002        526,383
                                                                  ------------
                                                                     1,245,236
                                                                  ------------
SMALL-CAP FUNDS -- 8.5%
  Buffalo Small Cap                                      10,202        298,188
  Perritt Micro Cap Opportunities (a)                     8,123        239,127
                                                                  ------------
                                                                       537,315
                                                                  ------------
LARGE-CAP FUNDS -- 5.1%
  Fidelity Capital Appreciation                          12,030        321,199
                                                                  ------------

TOTAL INVESTMENT COMPANIES (Cost $4,642,381)                      $  6,139,576
                                                                  ------------

================================================================================
MONEY MARKET SECURITIES -- 2.4%                        SHARES        VALUE
--------------------------------------------------------------------------------

First American Treasury Obligation - Class A
  (Cost $148,813)                                       148,813   $    148,813
                                                                  ------------

TOTAL INVESTMENTS AT VALUE -- 99.8% (Cost $4,791,194)             $  6,288,389

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                           12,793
                                                                  ------------

NET ASSETS -- 100.0%                                              $  6,301,182
                                                                  ============


(a)  Non-income producing security.


See accompanying notes to portfolio of investments.

NEW CENTURY INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

JULY 31, 2005 (UNAUDITED)

================================================================================
INVESTMENT COMPANIES -- 98.4%                          SHARES        VALUE
--------------------------------------------------------------------------------

EUROPE FUNDS -- 27.3%
  iShares MSCI Austria Index                            128,300   $  3,181,840
  iShares MSCI Belgium Index                             81,400      1,526,250
  iShares MSCI Germany Index                             97,200      1,846,800
  iShares MSCI Sweden Index                              60,300      1,291,023
  iShares MSCI United Kingdom Index                      45,646        829,844
  Ivy European Opportunities - Class A                   87,643      2,510,983
                                                                  ------------
                                                                    11,186,740
                                                                  ------------
DIVERSIFIED FUNDS -- 21.2%
  Dodge & Cox International Stock                        78,279      2,511,185
  iShares MSCI EAFE Index                                30,900      1,666,746
  Lazard International Small Cap - Investor Shares       91,181      1,848,242
  Oakmark International - Class I                        16,170        362,693
  Tocqueville International Value (The)                 149,313      2,271,058
                                                                  ------------
                                                                     8,659,924
                                                                  ------------
ASIA/PACIFIC FUNDS -- 19.5%
  Fidelity Japan Small Companies                        111,604      1,453,080
  iShares MSCI Australia Index                          108,900      1,964,556
  iShares MSCI Pacific Ex-Japan Index                    12,300      1,196,421
  Matthews China                                         90,910      1,343,646
  Matthews Japan (a)                                     19,162        294,331
  Matthews Pacific Tiger - Class I                       96,304      1,712,283
                                                                  ------------
                                                                     7,964,317
                                                                  ------------
AMERICAS FUNDS -- 18.1%
  Fidelity Canada                                        47,568      1,798,536
  iShares MSCI Canada Index                              82,500      1,587,300
  iShares MSCI Mexico Index                              39,300      1,156,599
  iShares S&P Latin American 40 Index                    29,100      2,867,514
                                                                  ------------
                                                                     7,409,949
                                                                  ------------
EMERGING MARKETS FUNDS -- 12.3%
  Dreyfus Premier Emerging Markets - Class A             30,738        659,022
  iShares MSCI Emerging Markets Index                    24,000      1,850,400
  T. Rowe Price Emerging Europe & Mediterranean (a)     120,641      2,531,049
                                                                  ------------
                                                                     5,040,471
                                                                  ------------

TOTAL INVESTMENT COMPANIES (Cost $31,058,129)                     $ 40,261,401
                                                                  ------------

NEW CENTURY INTERNATIONAL PORTFOLIO

JULY 31, 2005 (UNAUDITED)

================================================================================
MONEY MARKET SECURITIES -- 1.7%                        SHARES        VALUE
--------------------------------------------------------------------------------

First American Treasury Obligation - Class A
 (Cost $681,093)                                        681,093   $    681,093
                                                                  ------------

TOTAL INVESTMENTS AT VALUE -- 100.1%
  (Cost $31,739,222)                                              $ 40,942,494

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                        (32,481)
                                                                  ------------

NET ASSETS -- 100.0%                                              $ 40,910,013
                                                                  ============


(a)  Non-income producing security.


See accompanying notes to portfolio of investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

JULY 31, 2005 (UNAUDITED)

================================================================================
INVESTMENT COMPANIES -- 97.9%                          SHARES        VALUE
--------------------------------------------------------------------------------

MERGER ARBITRAGE FUNDS -- 14.2%
  Arbitrage Fund (The) - Class R (a)                    204,006   $  2,482,758
  Enterprise Mergers and Acquisitions - Class A (a)     293,883      3,479,578
  Gabelli ABC                                            80,208        810,906
  Merger Fund (The)                                     246,227      3,868,225
                                                                  ------------
                                                                    10,641,467
                                                                  ------------
LONG/SHORT EQUITY FUNDS -- 14.0%
  CGM Focus                                              32,302      1,136,070
  Diamond Hill Focus Long-Short - Class I (a)           125,089      1,897,605
  Hussman Strategic Growth                              232,582      3,705,025
  Needham Growth (a)                                     12,273        415,932
  Prudent Bear (a)                                      175,669        915,237
  Schwab Hedged Equity (a)                              170,666      2,445,636
                                                                  ------------
                                                                    10,515,505
                                                                  ------------
ASSET ALLOCATION FUNDS -- 12.9%
  Berwyn Income                                          81,681        981,809
  FPA Crescent - Class I                                108,845      2,741,796
  Greenspring                                            70,606      1,491,893
  Leuthold Core Investment                              132,607      2,247,695
  Oakmark Equity and Income - Class I                    20,308        495,120
  Potomac Contrabond (a)                                 34,363        608,565
  Rydex Series - Juno - Investor Class (a)               59,749      1,080,866
                                                                  ------------
                                                                     9,647,744
                                                                  ------------
GLOBAL MACRO FUNDS -- 12.5%
  Capital and Income Strategies  (b)                     20,000        357,200
  First Eagle Global - Class A                          129,730      5,340,971
  Franklin Mutual Discovery - Class Z                    91,927      2,397,457
  Oppenheimer International Bond  - Class A             219,966      1,295,601
                                                                  ------------
                                                                     9,391,229
                                                                  ------------
NATURAL RESOURCES FUNDS -- 9.9%
  FBR Gas Utility Index                                  26,437        468,468
  Permanent Portfolio                                    24,831        686,584
  PIMCO Commodity Real Return Strategy - Class A        185,452      2,943,125
  RS Global Natural Resources                            72,353      2,190,860
  Scudder Global Commodities Stock (b)                    7,000        102,760
  T. Rowe Price New Era                                   7,931        315,746
  Vanguard Precious Metals & Minerals                    37,251        705,163
                                                                  ------------
                                                                     7,412,706
                                                                  ------------
REAL ESTATE INVESTMENT TRUST FUNDS -- 7.3%
  AIM Select Real Estate Income (b)                      40,170        707,394
  Alpine Realty Income and Growth - Class Y              37,811        902,538
  JPMorgan U.S. Real Estate - Class A                    42,189        849,266
  Scudder RREEF Real Estate (b)                          16,100        374,969
  Third Avenue Real Estate Value                         87,220      2,639,273
                                                                  ------------
                                                                     5,473,440
                                                                  ------------

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO

JULY 31, 2005 (UNAUDITED)

================================================================================
INVESTMENT COMPANIES -- 97.9% (CONTINUED)              SHARES        VALUE
--------------------------------------------------------------------------------

HIGH YIELD FUNDS -- 7.2%
  Calamos High Yield - Class A                           40,419   $    435,315
  Fidelity Capital & Income                              88,811        755,784
  MainStay Global High Income - Class A                 104,584      1,184,931
  MainStay High Yield Corporate Bond  - Class A         222,900      1,424,329
  Neuberger Berman Income Opportunity (b)                39,700        598,676
  Pioneer High Yield - Class A                           89,463      1,020,776
                                                                  ------------
                                                                     5,419,811
                                                                  ------------
OPTIONS/HEDGED FUNDS -- 6.6%
  Analytic Defensive Equity - Institutional Shares       84,989      1,127,797
  Gateway                                               152,668      3,828,922
                                                                  ------------
                                                                     4,956,719
                                                                  ------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 5.9%
  Aegis Value (a)                                        42,522        815,996
  Franklin Mutual Beacon - Class Z                       98,368      1,639,787
  Third Avenue Value                                     33,757      1,934,250
                                                                  ------------
                                                                     4,390,033
                                                                  ------------
CONVERTIBLE ARBITRAGE FUNDS -- 4.4%
  Calamos Market Neutral - A Shares                     260,893      3,339,428
                                                                  ------------

MARKET NEUTRAL FUNDS -- 3.0%
  JPMorgan Mutli-Cap Market Neutral (a)                  50,689        558,090
  Laudus Rosenberg Value Long/Short Equity (a)           71,124        743,955
  Phoenix Capital Market Neutral - Class A (a)           81,418        985,969
                                                                  ------------
                                                                     2,288,014
                                                                  ------------

TOTAL INVESTMENT COMPANIES (Cost $64,929,407)                     $ 73,476,096
                                                                  ------------


================================================================================
COMMON STOCKS -- 0.2%                                  SHARES         VALUE
--------------------------------------------------------------------------------

Plum Creek Timber Company, Inc.
  (Cost $87,952)                                          2,950   $    111,657
                                                                  ------------

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO

JULY 31, 2005 (UNAUDITED)

================================================================================
MONEY MARKET SECURITIES -- 1.8%                        SHARES        VALUE
--------------------------------------------------------------------------------

First American Treasury Obligation - Class A
 (Cost $1,340,921)                                    1,340,921   $  1,340,921
                                                                  ------------

TOTAL INVESTMENTS AT VALUE -- 99.9%
  (Cost $66,358,280)                                              $ 74,928,674

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                           88,908
                                                                  ------------

NET ASSETS -- 100.0%                                              $ 75,017,582
                                                                  ============


(a)  Non-income producing security.
(b)  Closed-end fund.


See accompanying notes to portfolio of investments.

NEW CENTURY PORTFOLIOS
NOTES TO PORTFOLIO OF INVESMENTS
JULY 31, 2005 (UNAUDITED)

1. INVESTMENT VALUATION
Investments, representing primarily capital stock of other investment companies, are valued at their net asset value as reported by such companies. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange are valued at the last reported sales price; securities included in the NASDAQ National Market System are valued at the Nasdaq Official Closing Price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Other assets and securities for which no quotations are readily available or for which quotations Weston Financial Group, Inc. ("the Advisor") believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

2. INVESTMENT TRANSACTIONS
Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

3. FEDERAL INCOME TAX
The following information is computed on a tax basis for each item as of July 31, 2005:


                               New Century     New Century     New Century     New Century    New Century
                                 Capital        Balanced       Aggressive     International   Alternative
                                Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                              -------------   ------------    ------------    ------------    ------------
Cost of portfolio
investments                   $  89,661,996   $ 66,538,175    $  4,814,632    $ 31,739,222    $ 66,386,721
                              =============   ============    ============    ============    ============

Gross unrealized
appreciation                  $  24,602,484   $ 12,757,230    $  1,479,538    $  9,217,226    $  9,171,055

Gross unrealized
depreciation                         (1,866)      (132,123)         (5,781)        (13,954)       (629,102)
                              -------------   ------------    ------------    ------------    ------------

Net unrealized appreciation   $  24,600,618   $ 12,625,107    $  1,473,757    $  9,203,272    $  8,541,953
                              =============   ============    ============    ============    ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Balanced Portfolio, New Century Aggressive Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios
             ------------------------------------------------


By (Signature and Title)*    /s/ Wayne M. Grzecki
                           -------------------------------------------

                           Wayne M. Grzecki, President


Date       September 1, 2005
      ----------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Wayne M. Grzecki
                           -------------------------------------------

                           Wayne M. Grzecki, President


Date       September 1, 2005
      ----------------------------------------


By (Signature and Title)*    /s/ Nicole M. Tremblay
                           -------------------------------------------

                           Nicole M. Tremblay, Treasurer


Date       September 1, 2005
      ----------------------------------------

* Print the name and title of each signing officer under his or her signature.